Related Party Transactions - Schedule of Significant Related Party Transactions (Parenthetical) (Detail) ¥ in Millions	1 Months Ended
Apr. 30, 2021 CNY (¥)
Parent Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	¥ 2,013